GOODWILL (Tables)	12 Months Ended
Jun. 27, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amounts of goodwill

	California	Illinois	Nevada	Arizona	New York	TOTAL

Balance as of July 1, 2018	$8,427,925	$-	$11,111,980	$-	$10,677,692	$30,217,597

Acquired Goodwill	8,314,918	9,810,050	5,444,307	31,773,659	-	55,342,934
Transferred to Assets Held for Sale	-	-	-	(31,773,659)	-	(31,773,659)

Balance as of June 29, 2019	$16,742,843	$9,810,050	$16,556,287	$-	$10,677,692	$53,786,872

Acquired Goodwill	8,217,465	2,745,910	-	-	-	10,963,375
Transferred to Assets Held for Sale	(1,869,900)	(2,745,910)	-	-	-	(4,615,810)
Impairment Losses	-	-	(16,556,287)	-	(9,717,000)	(26,273,287)

Balance as of June 27, 2020	$23,090,408	$9,810,050	$-	$-	$960,692	$33,861,150